Condensed Group Balance Sheet - USD ($) $ in Millions	Jun. 27, 2026	Dec. 31, 2025	Jun. 28, 2025
Non-current assets
Property, plant and equipment	$ 1,615	$ 1,638	$ 1,436
Goodwill	3,236	3,108	3,111
Intangible assets	1,109	882	962
Investments in associates	126	121	7
Investments	25	30	29
Other non-current assets	197	164	49
Retirement benefit assets	66	64	70
Deferred tax assets	252	347	401
Total non current assets	6,626	6,354	6,065
Current assets
Inventories	2,113	2,117	2,467
Trade and other receivables	1,487	1,413	1,435
Current tax receivable	33	16	49
Cash and cash equivalents	754	557	676
Total current assets	4,387	4,103	4,627
TOTAL ASSETS	11,013	10,457	10,692
Equity attributable to owners of the Company
Share capital	175	175	175
Share premium	615	615	615
Capital redemption reserve	20	20	20
Treasury shares	(733)	(515)	(48)
Other reserves	(327)	(329)	(347)
Retained earnings	5,430	5,323	5,121
Total equity	5,180	5,289	5,536
Non-current liabilities
Long-term borrowings and lease liabilities	3,212	3,177	3,297
Retirement benefit obligations	88	84	86
Other payables	370	190	96
Provisions	72	82	94
Deferred tax liabilities	40	40	42
Total non-current liabilities	3,782	3,573	3,615
Current liabilities
Bank overdrafts, borrowings, loans and lease liabilities	573	150	157
Trade and other payables	1,249	1,177	1,097
Provisions	68	74	58
Current tax payable	161	194	229
Total current liabilities	2,051	1,595	1,541
Total liabilities	5,833	5,168	5,156
TOTAL EQUITY AND LIABILITIES	$ 11,013	$ 10,457	$ 10,692